LOANS TO THE PARENT CORPORATION	12 Months Ended
Dec. 31, 2018
LOANS TO THE PARENT CORPORATION
LOANS TO THE PARENT CORPORATION

16.  LOANS TO THE PARENT CORPORATION

On April 3, 2018, Quebecor entered into loan agreements with the Corporation pursuant to which the Corporation makes available to Quebecor, by way of one or multiple drawdowns, a $75.0 million non-revolving unsubordinated and unsecured loan and a $75.0 million non-revolving subordinated and unsecured loan.  The unsubordinated and subordinated loans bear interest at a rate of 5.25% and 5.50%, respectively, and mature in April 2021.  As of December 31, 2018, Quebecor drew down the full amount of $75.0 million on the unsubordinated loan agreement and the full amount of $75.0 million on the subordinated loan agreement.

On June 29, 2018, Quebecor entered into a loan agreement with the Corporation pursuant to which the Corporation makes available to Quebecor, by way of one or multiple drawdowns, a $262.0 million non-revolving subordinated and unsecured loan, bearing interest at a rate of 5.50% and maturing in June 2021.  As of December 31, 2018, Quebecor drew down the full amount of $262.0 million on the subordinated loan agreement.

On July 23, 2018, Quebecor entered into a loan agreement with the Corporation pursuant to which the Corporation makes available to Quebecor, by way of one or multiple drawdowns, a $87.1 million non-revolving subordinated and unsecured loan, bearing interest at a rate of 5.50% and maturing in July 2021.  As of December 31, 2018, Quebecor drew down the full amount of $87.1 million on the subordinated loan agreement.

On September 28, 2018, Quebecor entered into a loan agreement with the Corporation pursuant to which the Corporation makes available to Quebecor, by way of one or multiple drawdowns, a $175.0 million non-revolving subordinated and unsecured loan, bearing interest at a rate of 5.75% and maturing in September 2021.  As of December 31, 2018, Quebecor drew down $97.0 million on the subordinated loan agreement.